Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Cost of sales	430,432	419,938	371,869
Gross profit	824,024	749,809	715,562
Operating expenses:
Research and development	122,476	130,636	126,040
Sales and marketing	343,549	307,332	267,484
General and administrative, restructuring, integration and other	152,068	185,507	110,009
Acquisition-related intangible amortization	36,117	26,746	23,492
Total operating expenses	654,210	650,221	527,025
Income from operations	169,814	99,588	188,537
Other income (expense):
Interest income	2,382	6,128	4,457
Interest expense	(23,452)	(25,358)	(27,815)
Other (expense) income, net	(3,591)	15,854	7,942
Total other expense	(24,661)	(3,376)	(15,416)
Income before provision for income taxes	145,153	96,212	173,121
Provision for income taxes	15,616	1,263	28,810
Net income	129,537	94,949	144,311
Net income (loss) attributable to noncontrolling interest	31	(1,089)	0
Net income attributable to the owners of QIAGEN N.V.	$ 129,506	$ 96,038	$ 144,311
Basic earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.55	$ 0.41	$ 0.62
Diluted earnings per common share attributable to the owners of QIAGEN N.V.	$ 0.54	$ 0.40	$ 0.60
Weighted-average common shares outstanding (in thousands)
Basic (in shares)	235,582	233,850	232,635
Diluted (in shares)	240,746	239,064	240,483